Other Investments (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Other Investments [Abstract]
Withdrew cash amount	$ 1,040,000
Recognizing gain loss	$ 45,000
Percentage of changes in market price of the other investments	5.00%
Increase decrease in the profit net of tax	$ 50,000